Income Taxes (Tables)	12 Months Ended
Jun. 29, 2013
Reconciliation Of U.S Statutory Tax Rate To Worldwide Effective Tax Rate
The provisions for income taxes on continuing operations computed by applying the U.S. statutory rate to income from continuing operations before taxes as reconciled to the actual provisions were:

	2013	2012	2011
Income (loss) from continuing operations before income taxes
United States	99.7%	(97.9)%	99.5%
Foreign	0.3%	(2.1)%	0.5%
Total	100.0%	(100.0)%	100.0%
Tax expense (benefit) at U.S. statutory rate	35.0%	(35.0)%	35.0%
State income taxes	2.1%	0.4%	2.6%
Finalization of tax reviews and audits and changes in estimate on tax contingencies	(2.1)	(2.3)	4.0
Domestic production deduction	(1.6)	—	(3.8)
Employee benefit deductions	(1.5)	(8.5)	(4.6)
Non-taxable indemnification agreements	(1.7)	(22)	—
Non-deductible professional fees	0.2	28.9	3.5
Tax provision adjustments	(1.6)	(6.5)	(4.8)
Other, net	(0.7)	0.8	(0.1)
Taxes at effective worldwide tax rates	28.1%	(44.2)%	31.8%

Current And Deferred Tax Provisions
Current and deferred tax provisions (benefits) were:

In millions		2013		2012		2011
	Current	Deferred	Current	Deferred	Current	Deferred
U.S.	$27	$38	$(17)	$2	$(6)	$29
Foreign	—	—	—	—	1	—
State	3	4	3	(3)	5	(2)
	$30	$42	$(14)	$(1)	$—	$27

Components Of Deferred Tax Liabilities (Assets)
The deferred tax liabilities (assets) at the respective year-ends were as follows:

In millions	2013	2012
Deferred tax (assets)
Pension liability	$(52)	$(73)
Employee benefits	(90)	(113)
Nondeductible reserves	(54)	(63)
Net operating loss and other tax carryforwards	(51)	(49)
Other	(28)	(16)
Gross deferred tax (assets)	(275)	(314)
Less valuation allowances	58	60
Net deferred tax (assets)	(217)	(254)
Deferred tax liabilities
Property, plant and equipment	93	69
Intangibles	33	35
Deferred tax liabilities	126	104
Total net deferred tax liabilities	$(91)	$(150)

Reconciliation Of Unrecognized Tax Benefits
The following table presents a reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended June 29, 2013, June 30, 2012 and July 2, 2011:

In millions	Year ended	June 29, 2013	June 30, 2012	July 2, 2011
Unrecognized tax benefits
Beginning of year balance		$74	$83	$88
Increases based on current period tax positions		—	5	8
Increases based on prior period tax positions		—	24	—
Decreases based on prior period tax positions		—	(4)	(5)
Decreases related to settlements with tax authorities		—	(33)	(4)
Decreases related to a lapse of applicable statute of limitation		(7)	(1)	(4)
End of year balance		$67	$74	$83